ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES

NOTE 10 — ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES

As of March 31, 2025 and December 31, 2024, accrued liabilities and other current liabilities consist of the following:

	March 31, 2025	December 31, 2024
Individual income tax withheld on behalf of employees	$721,716	$859,446
Wages and bonus payables	3,303,043	3,173,679
Consumption tax payable	4,453,331	3,827,080
Liabilities assumed in connection with purchase of property and equipment	—	25,312
Excise and franchise tax payable	15,095	15,095
Others	71,065	202,582
Total	$8,564,250	$8,103,194

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 12 — ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES

As of December 31, 2024 and 2023, accrued liabilities and other current liabilities consist of the following:

	December 31, 2024	December 31, 2023
Individual income tax withheld on behalf of employees	$859,446	$943,195
Wages and bonus payables	3,173,679	6,264,711
Consumption tax payable	3,827,080	12,968,580
Liabilities assumed in connection with purchase of property and equipment	25,312	656,508
Excise and franchise tax payable	15,095	—
Others	202,582	176,015
Total	$8,103,194	$21,009,009